Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions and Dispositions [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date [text block table]	Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date in € m. October 13, 2023 Cash consideration transferred 460 Total consideration transferred 460 Recognized amounts of identifiable assets acquired and liabilities assumed:1 Interbank balances (w/o central banks) 126 Securities borrowed 10 Financial assets at fair value through profit or loss 44 Property and equipment 53 Other intangible assets 84 All other assets 410 Total assets acquired 727 Financial liabilities at fair value through profit or loss 14 All other liabilities 488 Total liabilities assumed 502 Total identifiable net assets 225 Goodwill 235 Total identifiable net assets and goodwill acquired 460 1 By major class of assets acquired and liabilities assumed.
Assets and liabilities disposed [text block table]	in € m. 2024 2023 2022 Cash and cash equivalents 0 7 1,126 All remaining assets 0 105 659 Total assets disposed 0 113 1,785 Total liabilities disposed 0 213 1,676